Pension and Postretirement Benefit Plans and Defined Contribution Plans - Footnotes (Details) - Pension Plan [Member] - United States [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in pension benefit obligation in connection with Hospira pension plan	[1],[2]		$ 842	$ 449
Hospira [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pretax settlement gain		$ 41
Net pension benefit obligation		30
Qualified Plan [Member] | Hospira [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in pension benefit obligation in connection with Hospira pension plan		$ 156

[1]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $16.7 billion in 2017 and $15.4 billion in 2016. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2017 and $1.4 billion in 2016. The ABO for our international pension plans was $10.1 billion in 2017 and $9.3 billion in 2016.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.